                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21737

        Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                    BNY Mellon Investment Servicing (US) Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

                                                                                                           FUND'S
                                                                                                          VOTE FOR
                                                                                                         OR AGAINST
                                                                                                        PROPOSAL, OR
                                                                                                          ABSTAIN;
                                                                                      WHO      WHETHER     FOR OR       WHETHER
                                                                                    PROPOSED     FUND     WITHHOLD     VOTE WAS
   ISSUER OF                    EXCHANGE           SHAREHOLDER                      MATTER:      CAST     REGARDING     FOR OR
   PORTFOLIO        PRODUCT      TICKER              MEETING       SUMMARY OF       ISSUER /   VOTE ON   ELECTION OF    AGAINST
   SECURITY          NAME        SYMBOL   CUSIP #      DATE      MATTER VOTED ON  SHAREHOLDER   MATTER    DIRECTORS   MANAGEMENT
--------------  --------------  --------  -------  -----------  ----------------  -----------  -------  ------------  ----------
 Lansdowne UK       CSAC          N/A       N/A      July 17     Proposed change  Shareholder    YES         FOR         FOR
Equity Fund LP  Multi-Strategy                        2009           to the
                 Master Fund                                      geographical
                                                                exposure wording
                                                                     to the
                                                                   Parternish
                                                                  portfolio. We
                                                                elect to consent
                                                                to the change in
                                                                 all portfolios.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC


By (Signature and Title)* /S/ Sandra DeGaray
                          ------------------------------------------------------
                          Sandra DeGaray, Chief Financial Officer and Treasurer

Date August 11, 2010

* Print the name and title of each signing officer under his or her signature.